INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total unrecognized tax benefits at January 1	$ 1,235	$ 1,060	$ 1,574
Net amount of increases for current year’s tax positions	34	32	135
Gross amount of increases for prior years’ tax positions	273	311	175
Gross amount of decreases for prior years’ tax positions	(225)	(61)	(772)
Amounts of decreases relating to settlements	(174)	(45)	(28)
Reductions due to lapse of statutes of limitation	(21)	(22)	(30)
Foreign exchange, acquisitions and dispositions	(30)	(40)	6
Total unrecognized tax benefits at December 31	1,092	1,235	1,060
Amount of unrecognized tax benefit which would impact effective tax rate if recognized	$ 800	$ 900	$ 800